Commitments and Contingencies - Other commitments (Table) (Details) - Commitments [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Other Commitments [Line Items]
Total	$ (26,346)
2022	(26,346)
Vessel BWTS (1) [Member]
Other Commitments [Line Items]
Total	(25,584)
2022	(25,584)
Office Rent (2) [Member]
Other Commitments [Line Items]
Total	(762)
2022	$ (762)